Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,992,200,000.00
Previously Paid Amount	0.00
Total Fee Amount	413,222.81
Total Offset Amount	413,222.81
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 2,992,200,000.00
Final Prospectus	true